Document And Entity Information	6 Months Ended
Sep. 30, 2017
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2017
Entity Registrant Name	Bionik Laboratories Corp.
Entity Central Index Key	0001508381
Entity Filer Category	Smaller Reporting Company